BUSINESS ACQUISITIONS - Ironman Acquisition Assets and Liabilities (Details) - USD ($) $ in Thousands			10 Months Ended	12 Months Ended
	Nov. 09, 2021	Mar. 20, 2019	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Business Acquisition [Line Items]
Cash	$ 1,220,103
Equity	100,000		$ 0	$ 0	$ 2,500
Consideration transferred	$ 1,331,151
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Goodwill			$ 487,107	$ 482,041	$ 473,194	$ 1,041,325
Ironman
Business Acquisition [Line Items]
Cash		$ 16,814
Equity		2,500
Consideration transferred		19,314
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Cash		500
Net working capital		(262)
Inventory		513
Property, plant and equipment		1,900
Total fair value of net assets acquired		2,651
Goodwill		16,663
Total		$ 19,314